Contingent and Deferred Consideration Payable	3 Months Ended
Mar. 31, 2023
Contingent And Deferred Consideration Payable [Abstract]
Contingent and Deferred Consideration Payable

9. Contingent and deferred consideration payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2022	$27,146
Payments made during the period	(6,475)
Additions in the period	—
Fair value loss and other	480
Balance at March 31, 2023	$21,151
Current	$12,088
Non-current	$9,063

During the three months ended March 31, 2023:

•
The Company paid $6,475 of the contingent consideration payable in respect to a prior period acquisition. Subsequent to March 31, 2023, an amendment was entered into related to the contingent consideration associated with a prior period acquisition. This amendment did not change the expected payments to be made in future periods and the remaining contingent consideration was accrued at the maximum amount as of March 31, 2023.
•
The Company did not record any additions to continent consideration payable in the current period.
•
The Company recorded a $253 loss on contingent consideration payable related to a previous acquisition.

The contingent and deferred consideration of $21,151 is classified as a liability on the unaudited condensed consolidated statement of financial position, of which $9,063 is non-current. This contingent and deferred consideration arose as part of the consideration of merchant buyouts, as well as prior year acquisitions, and is payable in cash subject to the future financial performance of the acquisitions.